STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands	Total	Non-Controlling Interest [Member]	Share Capital [Member]	Additional Paid-In Capital [Member]	Comprehensive Income (Loss) [Member]	Retained Earnings (Accumulated Deficit) [Member]	Treasury Stock [Member]
Balance at Dec. 31, 2010	$ 17,185	$ (74)	$ 304	$ 18,275	$ (265)	$ (303)	$ (752)
Net income (loss)	2,611	(57)				2,668
Cash dividend paid	(3,216)					(3,216)
Comprehensive income	(181)				(181)
Exercise of stock options	733		9	724
Balance at Dec. 31, 2011	17,132	(131)	313	18,999	(446)	(851)	(752)
Net income (loss)	3,709	10				3,699
Cash dividend paid	(2,872)					(2,872)
Changes in non-controlling interest	(56)	149		(205)
Comprehensive income	440				440
Exercise of stock options	112			112
Balance at Dec. 31, 2012	18,465	28	313	18,906	(6)	(24)	(752)
Net income (loss)	4,852	5				4,847
Cash dividend paid	(7,916)			(7,916)
Issuance of shares	5,776		28	5,748
Issuance of restricted shares	9		9
Comprehensive income	299				299
Stock based compensation	229			229
Balance at Dec. 31, 2013	$ 21,714	$ 33	$ 350	$ 16,967	$ 293	$ 4,823	$ (752)